Invesco Mid Cap Core Equity Fund | Summary - Invesco Mid Cap Core Equity Fund, Class A B C R And Y
Fund Summary - Invesco Mid Cap Core Equity Fund
Investment Objective(s)
The Fund’s investment objective is long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ShareholderFeesInvescoMidCapCoreEquityFundClassBCRAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs202032_S000000474_Member * row dei_LegalEntityAxis compact aimgs202032_Prospectus_Seven_Member * ~&lt;/div&gt;

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualFundOperatingExpensesInvescoMidCapCoreEquityFundClassBCRAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs202032_S000000474_Member * row dei_LegalEntityAxis compact aimgs202032_Prospectus_Seven_Member * ~&lt;/div&gt;

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleInvescoMidCapCoreEquityFundClassBCRAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs202032_S000000474_Member * row dei_LegalEntityAxis compact aimgs202032_Prospectus_Seven_Member * ~&lt;/div&gt;

You would pay the following expenses if you did not redeem your shares:
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/ExpenseExampleNoRedemptionInvescoMidCapCoreEquityFundClassBCRAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs202032_S000000474_Member * row dei_LegalEntityAxis compact aimgs202032_Prospectus_Seven_Member * ~&lt;/div&gt;

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.
Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes) in equity securities of mid-capitalization companies. In complying with the 80% investment requirement, the Fund may include synthetic instruments that have economic characteristics similar to the Fund’s direct investments that are counted toward the 80% investment requirement. These derivatives and other investments may have the effect of leveraging the Fund’s portfolio.

The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations.

The Fund considers a company to be a mid-capitalization company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of January 31, 2011, the capitalization of companies in the Russell Midcap ® Index range from $228 million to $21.2 billion.

The Fund may invest up to 25% of its total assets in foreign securities.

In selecting securities for the Fund, the portfolio managers conduct fundamental research of issuers to gain a thorough understanding of their business prospects, appreciation potential and return on invested capital. The process they use to identify potential investments for the Fund includes three phases: financial analysis, business analysis and valuation analysis. The portfolio managers will generally invest in an issuer when they have determined it potentially has high or improving ROIC, quality management, a strong competitive position and is trading at an attractive valuation.

The portfolio managers consider selling a security when it exceeds the target price, has not shown a demonstrable improvement in fundamentals or a more compelling investment opportunity exists.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Cash/Cash Equivalents Risk. Holding cash or cash equivalents may negatively affect performance.

Credit Risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Exchange-Traded Funds Risk. An investment by the Fund in ETFs generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in a foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Small- and Mid-Capitalization Risks. Stocks of small and mid sized companies tend to be more vulnerable to adverse developments and may have little or no operating history or track record of success, and limited product lines, markets, management and financial resources. The securities of small and mid sized companies may be more volatile due to less market interest and less publicly available information about the issuer. They also may be illiquid or restricted as to resale, or may trade less frequently and in smaller volumes, all of which may cause difficulty when establishing or closing a position at a desirable price.

U.S. Government Obligations Risk. Obligations issued by U.S. government agencies and instrumentalities may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark, a style specific benchmark and a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AnnualTotalReturnsBarChartInvescoMidCapCoreEquityFundClassBCRAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs202032_S000000474_Member * row dei_LegalEntityAxis compact aimgs202032_Prospectus_Seven_Member * ~&lt;/div&gt;

Class A Shares year-to-date (ended March 31, 2011): 6.56% Best Quarter (ended June 30, 2009): 16.92% Worst Quarter (ended December 31, 2008): (21.40)%
Average Annual Total Returns (for the periods ended December 31, 2010)
 &lt;div style="display:none;" &gt;~ http://invesco.com/role/AverageAnnualTotalReturnsInvescoMidCapCoreEquityFundClassClassBCRAndY column period compact * column rr_ProspectusShareClassAxis compact * row primary compact * row dei_DocumentInformationDocumentAxis compact aimgs202032_S000000474_Member * row dei_LegalEntityAxis compact aimgs202032_Prospectus_Seven_Member * ~&lt;/div&gt;

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.